Property, Equipment, and Capitalized Software (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Summary of property and equipment
A summary of property, equipment, and capitalized software is as follows:

	December 31,
	2015	2014
	(In millions)
Land	$16	$15
Building and improvements	153	195
Furniture and equipment	250	141
Capitalized software	336	267
	755	618
Less: accumulated depreciation and amortization on building and improvements, furniture and equipment	(167)	(129)
Less: accumulated amortization for capitalized software	(195)	(148)
	(362)	(277)
Property, equipment, and capitalized software, net	$393	$341

Summary of future minimum rentals on noncancelable leases	The future minimum rental income is as follows:

	2016	2017	2018	2019	2020	Thereafter	Total
	(In millions)
Future minimum rentals	$4	4	4	2	2	1	$17